UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4078

Seligman Frontier Fund, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:         10/31

Date of reporting period:       7/31/07

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Frontier Fund, Inc.
Schedule of Investments (unaudited)
July 31, 2007

	Shares	Value
Common Stocks 99.4%
Aerospace and Defense 2.5%
Aerovironment*	40,900	$801,231
Ceradyne*	15,888	1,185,721

		1,986,952

Air Freight and Logistics 1.2%
UTI Worldwide	36,429	915,461

Biotechnology 3.5%
BioMarin Pharmaceutical*	30,200	545,412
Cubist Pharmaceuticals*	41,583	958,904
Human Genome Sciences*	62,700	486,552
Maxygen*	47,100	383,865
ZymoGenetics*	30,380	351,193

		2,725,926

Capital Markets 5.2%
Evercore Partners (Class A)	28,100	675,524
GFI Group*	11,123	828,886
Hercules Technology Growth Capital	44,800	549,696
Investment Technology Group*	23,400	935,064
Lazard (Class A)	13,808	511,310
Waddell & Reed Financial (Class A)	20,500	516,805

		4,017,285

Chemicals 3.2%
Cytec Industries	13,800	924,462
Zoltek*	33,800	1,585,220

		2,509,682

Commercial Services and Supplies 11.2%
American Reprographics*	30,400	757,568
Corrections Corporation of America*	34,844	1,005,249
Diamond Management & Technology Consultants	65,439	707,396
FTI Consulting*	37,200	1,526,316
The GEO Group*	51,000	1,410,660
Huron Consulting Group*	21,550	1,463,891
PeopleSupport*	57,646	534,955
Resources Connection*	37,430	1,215,352

		8,621,387

Communications Equipment 3.9%
Ciena*	18,200	664,846
F5 Networks*	8,400	728,196
Foundry Networks*	54,400	956,896
Ixia*	73,400	687,024

		3,036,962

Construction and Engineering 0.8%
Chicago Bridge & Iron (NY shares)	15,700	637,420

Diversified Consumer Services 0.0%
Capella Education*	500	22,355

	Shares	Value
Diversified Financial Services 0.8%
The Nasdaq Stock Market*	16,800	516,936

Diversified Telecommunication Services 0.8%
Time Warner Telecom (Class A)*	32,700	639,285

Electronic Equipment and Instruments 2.9%
Daktronics	48,900	1,039,614
Itron*	15,004	1,191,768

		2,231,382

Energy Equipment and Services 2.5%
Atwood Oceanics*	4,802	329,417
Geokinetics*	21,900	468,222
Oceaneering International*	12,600	707,616
Universal Compression Holdings*	6,300	460,152

		1,965,407

Food Products 0.5%
B&G Foods (Class A)	21,300	283,503

Health Care Equipment and Supplies 2.7%
American Medical Systems Holdings*	51,000	932,280
Gen-Probe*	10,400	655,304
Integra LifeSciences Holdings*	10,167	504,792

		2,092,376

Health Care Providers and Services 4.3%
Amedisys*	28,924	1,094,773
Five Star Quality Care*	88,600	655,640
Pediatrix Medical Group*	15,798	852,460
Skilled Healthcare Group (Class A)*	53,600	744,504

		3,347,377

Hotels, Restaurants and Leisure 8.2%
Ameristar Casinos	12,500	396,000
Chipotle Mexican Grill (Class A)*	7,500	662,550
Einstein Noah Restaurant Group*	34,500	581,325
LifeTime Fitness*	11,600	596,472
Morgans Hotel Group*	51,767	998,585
Pinnacle Entertainment*	42,900	1,137,279
Texas Roadhouse (Class A)*	68,754	816,110
WMS Industries*	45,200	1,179,268

		6,367,589

Insurance 0.8%
American Equity Investment Life Holdings	51,700	586,795

	Shares	Value
Internet Software and Services 7.2%
Art Technology Group*	139,100	442,338
DealerTrack Holdings*	32,300	1,164,738
Digital River*	22,400	1,008,224
Omniture*	34,800	795,180
SAVVIS*	19,900	747,444
TechTarget*	40,600	547,288
VistaPrint*	27,251	930,622

		5,635,834

Life Sciences Tools and Services 1.3%
PerkinElmer	40,000	1,113,200

Machinery 3.9%
Barnes Group	17,600	549,120
Force Protection*	44,978	706,155
Kaydon	15,420	820,498
Kennametal	12,625	967,832

		3,043,605

Marine 2.1%
American Commercial Lines*	18,856	417,660
Kirby*	30,200	1,223,402

		1,641,062

Metals and Mining 1.1%
RTI International Metals*	11,300	895,412

Oil, Gas and Consumable Fuels 5.1%
Alpha Natural Resources*	23,900	426,615
Cabot Oil & Gas	15,138	517,720
Helix Energy Solutions Group*	28,292	1,101,973
PetroHawk Energy*	42,500	637,075
Quicksilver Resources*	21,400	901,368
SemGroup Energy Partners*	14,000	424,200

		4,008,951

Pharmaceuticals 2.7%
Alexza Pharmaceuticals*	64,300	564,554
Noven Pharmaceuticals*	35,200	625,152
Valeant Pharmaceuticals	56,900	892,761

		2,082,467

Semiconductors and Semiconductor Equipment 8.9%
Atheros Communications*	18,700	521,356
FormFactor*	34,830	1,337,124
Integrated Device Technology*	79,750	1,297,532
Microsemi*	82,022	1,911,933
ON Semiconductor*	67,091	793,016
Varian Semiconductor Equipment Associates*	22,224	1,044,528

		6,905,489

	Shares or Principal Amount		Value
Software 7.0%
ACI Worldwide*	36,300	shs.	1,108,239
Informatica*	63,264		881,900
Lawson Software*	77,300		736,669
Nuance Communications*	93,100		1,534,288
Quest Software*	38,300		566,840
THQ*	22,700		652,852

			5,480,788

Specialty Retail 3.2%
Coldwater Creek*	50,914		1,002,497
hhgregg*	48,900		696,825
JOS. A. Bank Clothiers*	23,400		807,300

			2,506,622

Textiles, Apparel and Luxury Goods 1.0%
Lululemon Athletica*	1,300		41,782
The Warnaco Group*	20,650		745,672

			787,454

Trading Companies and Distributors 0.9%
H&E Equipment Services*	26,800		728,156

Total Common Stocks			77,333,120

Repurchase Agreement 2.5%

State Street Bank 4.60%, dated 7/31/2007, maturing 8/1/2007, in the amount of $1,936,247, collateralized by: $1,975,000 Federal Home Loan Bank 4.375%, 9/17/2010, with a fair value of $1,974,828	$ 1,936,000		1,936,000

Total Investments 101.9%			79,269,120

Other Assets Less Liabilities (1.9)%			(1,499,355)

Net Assets 100.0%			$77,769,765

* Non-income producing security.

The cost of investments for federal income tax purposes was $66,705,324. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $16,047,995 and $3,484,199, respectively.

Note: Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Fund’s Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.
Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN FRONTIER FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 24, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	September 24, 2007

SELIGMAN FRONTIER FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.